================================================================================
                              BAKER 500 CORPORATION
================================================================================


                                BAKER 500 GROWTH
                                      FUND
                              OF THE RBB FUND, INC.

                                [GRAPHIC OMITTED]

                               INSTITUTIONAL CLASS
                                     CLASS S


================================================================================
                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 2003
================================================================================

--------------------------------------------------------------------------------
                              BAKER 500 GROWTH FUND
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

Fellow Shareholders:

As we conclude our first semi-annual reporting period, we would like to make some brief comments about the Fund's performance since its commencement of operations on January 28, 2003. We also will share with you our thoughts about the near-term market and how we positioned the Fund to respond.

FUND PERFORMANCE
The Baker 500 Growth Fund returned a +0.42% for the period ending February 28, 2003 versus the Fund's benchmark, the S&P 500 Index, which returned a -0.75% for the same period. We took a very conservative strategy during this period of extreme uncertainty and positioned the Fund for capital preservation as the primary objective. This strategy will change as market uncertainty begins to clear up for the future.

MARKET OUTLOOK
At the beginning of the year, we witnessed a brief period of investor optimism. This quickly gave way to the realities of the fundamental challenges our economy confronts. Equities have experienced three consecutive years of negative returns. Many analysts previously expressed the hope and confidence that 2003 would see positive returns once again. We took a more cautious view in mid-January and we continue to maintain it.

From our perspective, the bear market, which began in March 2000, may have yet to run its course. The bubble economy of the late 1990's created imbalances which are slow to resolve and still foment a serious headwind for the equity market. Excess manufacturing capacity, excess corporate and consumer debt, and an unsustainable foreign trade deficit are serious threats to our vulnerable economy. Corporate earnings are pressured by a lack of pricing power and weak top line growth. Despite three years of falling stock prices, we believe equity valuations remain somewhat excessive.

CAPITAL PRESERVATION
We believe that capital preservation remains a primary investment objective in our present environment. Currently the Fund maintains a relatively high level of cash; this is contrary to our normal bias of being fully invested. With the rate of return on cash near 1%, that is a calculated decision. However, we feel strongly that much of the excessive equity valuation will be corrected over the near term. When this occurs, we will have the opportunity to deploy that cash at far more attractive prices.

In our view, a disciplined stocks selection process combined with a rigorous sensitivity to market risks are the keys to creating long-term portfolio value. This approach not only is the defining principle of the BAKER 500 INVESTMENT PROCESS, but also guides the investment strategy for the Baker 500 Growth Fund.

We appreciate your continued support and look forward to the investment opportunities that lie ahead.


Regards,


L. Edward Baker
Chief Portfolio Manager
Baker 500

----------
PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. THE S&P 500 IS A CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS. THE INDEX IS DESIGNED TO MEASURE PERFORMANCE OF THE BROAD U.S. ECONOMY THROUGH CHANGES IN THE AGGREGATE MARKET VALUE OF 500 STOCKS REPRESENTING ALL MAJOR INDUSTRIES. A DIRECT INVESTMENT IN THE INDEX IS NOT POSSIBLE.

                              BAKER 500 GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 28, 2003
                                   (UNAUDITED)

                                              NUMBER
                                             OF SHARES     VALUE
                                             ---------   ----------
COMMON STOCKS--8.8%

BUILDING SUPPLY--1.4%
   Lowe's Companies, Inc. ..................     2,800   $  110,040
                                                         ----------
FINANCIAL SERVICES--1.6%
   H & R Block, Inc. .......................     3,000      121,710
                                                         ----------
MEDICAL SUPPLY--1.4%
   Johnson & Johnson .......................     2,100      110,145
                                                         ----------
PHARMACEUTICALS--1.7%
   Forest Laboratories, Inc.* ..............     2,550      126,990
                                                         ----------
RETAIL--2.7%
   AutoZone, Inc.* .........................     1,400       92,120
   Bed, Bath & Beyond, Inc.* ...............     3,450      113,988
                                                         ----------
                                                            206,108
                                                         ----------
     TOTAL COMMON STOCKS
       (Cost $630,789) ...............................      674,993
                                                         ----------
SHORT TERM INVESTMENTS--90.1%
MONEY MARKET FUNDS--5.4%
   Galaxy Money Market Fund
     0.890% 03/03/03 .......................   208,914      208,914
   Wilmington Money Market
     Fund
     0.799% 03/03/03 .......................   208,914      208,914
                                                         ----------
     TOTAL MONEY MARKET
       FUNDS
       (Cost $417,828) ...............................      417,828
                                                         ----------

                                                PAR        VALUE
                                             ---------   ----------
U.S. GOVERNMENT SECURITIES--84.7%
   U.S. Treasury Bill
     03/06/03 ............................. $6,500,000   $6,498,980
                                                         ----------
     TOTAL U.S. GOVERNMENT
       SECURITIES
       (Cost $6,498,980) .............................    6,498,980
                                                         ----------
     TOTAL SHORT TERM
       INVESTMENTS
       (Cost $6,916,808) .............................    6,916,808
                                                         ----------
 TOTAL INVESTMENTS--98.9%
       (Cost $7,547,597) .............................    7,591,801
                                                         ----------
OTHER ASSETS IN EXCESS OF
   LIABILITIES--1.1% .................................       84,634
                                                         ----------
NET ASSETS--100.0% ...................................   $7,676,435
                                                         ==========
----------
*Non-income producing.

    The accompanying notes are an integral part of the financial statements.

                              BAKER 500 GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2003
                                   (UNAUDITED)

ASSETS
   Investments, at value (cost - $7,547,597) ......................  $7,591,801
   Receivable for Fund shares sold ................................      15,018
   Dividends and interest receivable ..............................         849
   Prepaid expenses and other assets ..............................      79,169
                                                                     ----------
     Total assets .................................................   7,686,837
                                                                     ----------
LIABILITIES
   Accrued expenses and other liabilities .........................      10,402
                                                                     ----------
     Total liabilities ............................................      10,402
                                                                     ----------
NET ASSETS
   Capital stock, $0.001 par value ................................         637
   Additional paid-in capital .....................................   7,643,912
   Undistributed net investment loss ..............................     (12,318)
   Net unrealized appreciation on investments .....................      44,204
                                                                     ----------
     Net assets ...................................................  $7,676,435
                                                                     ==========
INSTITUTIONAL CLASS
   Net assets .....................................................  $2,775,693
                                                                     ----------
   Shares outstanding .............................................     230,386
                                                                     ----------
   Net asset value, offering and redemption price per share .......  $    12.05
                                                                     ==========
CLASS S
   Net assets .....................................................  $4,900,742
                                                                     ----------
   Shares outstanding .............................................     406,699
                                                                     ----------
   Net asset value, offering and redemption price per share .......  $    12.05
                                                                     ==========

    The accompanying notes are an integral part of the financial statements.

                              BAKER 500 GROWTH FUND

                             STATEMENT OF OPERATIONS
                                   (UNAUDITED)


                                                                FOR THE PERIOD
                                                               JANUARY 28, 2003*
                                                                    THROUGH
                                                               FEBRUARY 28, 2003
                                                               -----------------
INVESTMENT INCOME
   Dividends .................................................     $    265
   Interest ..................................................        4,464
                                                                   --------
     Total investment income .................................        4,729
                                                                   --------
EXPENSES
   Advisory fees .............................................        5,555
   Administration fees .......................................       14,163
   Shareholder servicing fees ................................          928
   Printing fees .............................................        1,110
   Federal and state registration fees .......................        1,347
   Audit and legal fees ......................................        3,746
   Directors fees and expenses ...............................           84
   Offering costs ............................................        1,539
                                                                   --------
     Total expenses before waivers and reimbursements. .......       28,472
     Less: waivers and reimbursements ........................      (11,425)
                                                                   --------
     Net expenses ............................................       17,047
                                                                   --------
   Net investment loss .......................................      (12,318)
                                                                   --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain/(loss) from investments .................           --
   Net change in unrealized appreciation on investments ......       44,204
                                                                   --------
   Net realized and unrealized gain from investments .........       44,204
                                                                   --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........     $ 31,886
                                                                   ========
----------
*Commencement of operations.


    The accompanying notes are an integral part of the financial statements.

                              BAKER 500 GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE PERIOD
                                                               JANUARY 28, 2003*
                                                                    THROUGH
                                                               FEBRUARY 28, 2003
                                                                ----------------
                                                                  (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment loss .......................................    $  (12,318)
   Net realized gain/(loss) from investments .................            --
   Net change in unrealized appreciation on investments ......        44,204
                                                                  ----------
   Net increase in net assets resulting from operations ......        31,886
                                                                  ----------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized capital gains Institutional shares ...........            --
   Net realized capital gains Class S shares .................            --
                                                                  ----------
     Total dividends and distributions to shareholders .......            --
                                                                  ----------

INCREASE IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) .......................     7,644,549
                                                                  ----------
   Total increase in net assets ..............................     7,676,435
                                                                  ----------

NET ASSETS
   Beginning of period .......................................            --
                                                                  ----------
   End of period .............................................    $7,676,435
                                                                  ==========
----------
*Commencement of operations.


    The accompanying notes are an integral part of the financial statements.

                              BAKER 500 GROWTH FUND
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                  INSTITUTIONAL CLASS        CLASS S
                                                                  -------------------   -----------------
                                                                    FOR THE PERIOD       FOR THE PERIOD
                                                                   JANUARY 28, 2003*    JANUARY 28, 2003*
                                                                        THROUGH              THROUGH
                                                                   FEBRUARY 28, 2003    FEBRUARY 28, 2003
                                                                  -------------------   -----------------
                                                                      (UNAUDITED)           (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ............................       $12.00                $12.00
                                                                        ------                ------
Net investment loss .............................................        (0.02)                (0.02)
Net realized and unrealized gain on investments .................         0.07                  0.07
                                                                        ------                ------
Net increase in net assets resulting from operations ............         0.05                  0.05
                                                                        ------                ------
Distributions to shareholders from:
Net realized capital gains ......................................         0.00                  0.00
                                                                        ------                ------
Net asset value, end of period ..................................       $12.05                $12.05
                                                                        ======                ======
Total investment return(1) ......................................         0.42%                 0.42%
                                                                        ======                ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .......................       $2,776                $4,901
Ratio of expenses to average net assets with waivers and
   reimbursements ...............................................         2.85%(2)              3.10%(2)
Ratio of expenses to average net assets without waivers and
   reimbursements ...............................................         4.87%(2)              5.12%(2)
Ratio of net investment loss to average net assets ..............        (2.01)%(2)            (2.26)%(2)
Portfolio turnover rate .........................................         0.00%                 0.00%

----------
*   Commencement of operations.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns are not annualized.
(2) Annualized.

    The accompanying notes are an integral part of the financial statements.

                              BAKER 500 GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund", which is a mutual fund divided into separate portfolios. The portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has fourteen investment portfolios, including the Baker 500 Growth Fund (the "Fund"), which commenced investment operations on January 28, 2003. As of the date hereof, the Fund offers two classes of shares, Institutional Class and Class S.

     RBB has authorized capital of thirty billion shares of common stock of which 21.073 billion are currently classified into ninety-five classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families," all of which have begun investment operations including the Baker 500 Growth Fund.

     PORTFOLIO VALUATION -- The net asset value of the Fund is determined as of 4:00 p.m. eastern time on each business day. The Fund's securities are valued at the closing price or the last reported sale price on the national securities exchange or national securities market on which such shares are primarily traded. If no sales are reported, and in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee according to procedures adopted by RBB's Board of Directors. With the approval of RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. Short-term obligations with maturities of 60 days or less are valued at amortized cost that approximates market value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     REPURCHASE AGREEMENTS -- The Fund may purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker-dealers that Baker 500 Corporation (the "Adviser") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional collateral by the next day of business, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities. For the period January 28, 2003 (inception) through February 28, 2003, the Fund did not enter into any repurchase agreements.

                              BAKER 500 GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Fund's net investment income (other than class specific shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Fund.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Baker 500 Corporation serves as the Fund's investment adviser. For its advisory services, the Adviser is entitled to receive 0.98% of the Fund's average daily net assets, computed daily and payable monthly.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., and an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator and transfer agent for the Fund. PFPC Distributors, Inc., a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect majority-owned subsidiary of the PNC Financial Services Group, Inc., provides certain administrative services to the Fund. PFPC Trust Company provides certain custodial services to the Fund. PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc., an indirect majority-owned subsidiary of the PNC Financial Services Group, Inc.

     For providing these accounting, transfer agency, administrative and custodial services, PFPC and its affiliates are entitled to receive a monthly fee equal to an annual rate of 0.15% of the Fund's average daily net assets or a minimum of $125,000 annually.

                              BAKER 500 GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

     PFPC and its affiliates, at their discretion, voluntarily agreed to waive a portion of the administration and accounting, transfer agency, administrative services and custodial services fees for the Fund. For the period January 28, 2003 (inception) to February 28, 2003, the fee waivers were as follows:

                                GROSS PFPC                          NET PFPC
                               SERVICES FEES        WAIVERS       SERVICES FEES
                               -------------       ---------      -------------
Baker 500 Growth Fund             $11,425          $(11,425)           $0

3.   INVESTMENT IN SECURITIES

     For the period January 28, 2003 (inception) to February 28, 2003, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                           INVESTMENT SECURITIES
                                     ---------------------------------
                                       PURCHASES              SALES
                                     ------------         ------------
Baker 500 Growth Fund                  $630,789               $ --

4.   CAPITAL SHARE TRANSACTIONS

     As of February 28, 2003, the Fund has 100,000,000 shares of $0.001 par value common stock authorized for the Institutional Class and 100,000,000 shares of $0.001 par value common stock authorized for Class S.

     Transactions in capital shares were as follows:

                                                         INSTITUTIONAL CLASS                        CLASS S
                                                     ---------------------------         ---------------------------
                                                               FOR THE                              FOR THE
                                                     PERIOD JANUARY 28, 2003* TO         PERIOD JANUARY 28, 2003* TO
                                                          FEBRUARY 28, 2003                   FEBRUARY 28, 2003
                                                             (UNAUDITED)                          (UNAUDITED)
                                                     ---------------------------         ---------------------------
                                                      SHARES            VALUE             SHARES             VALUE
                                                     ---------        ----------         ---------        ----------
Sales .............................................   233,922         $2,806,737          412,360         $4,948,212
Redemptions .......................................    (3,536)           (42,474)          (5,661)           (67,926)
Reinvestments .....................................        --                 --               --                 --
                                                     --------         ----------         --------         ----------
Net Increase ......................................   230,386         $2,764,263          406,699         $4,880,286
                                                     ========         ==========         ========         ==========

----------
*Commencement of operations.

                              BAKER 500 GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


5.   FEDERAL INCOME TAX INFORMATION

     At  February  28,  2003  Federal  tax  cost,   aggregate  gross  unrealized
appreciation and depreciation of securities held by the Fund were as follows:

                                                                                                   NET UNREALIZED
                                                FEDERAL TAX       UNREALIZED       UNREALIZED       APPRECIATION/
                                                   COST          APPRECIATION     DEPRECIATION      DEPRECIATION
                                                -----------      ------------     ------------     --------------
Baker 500 Growth Fund                           $7,547,597          $44,204         $    --            $44,204

     As of February 28, 2003, the components of distributable earnings on a tax basis were as follows:

                                                UNDISTRIBUTED    UNDISTRIBUTED
                                                  ORDINARY         LONG-TERM
                                                   INCOME            GAINS
                                                -------------    -------------
Baker 500 Growth Fund                                --                --

     At February 28, 2003, the Fund had no capital loss carryforwards available to offset future capital gains.

     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the period January 28, 2003 (inception) through February 28, 2003, the Fund incurred no post-October capital losses. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER
Baker 500 Corporation
601 Carlson Parkway
Suite 1050
Minnetonka, MN 55305


ADMINISTRATOR/TRANSFER AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809


DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406


CUSTODIAN
PFPCTrust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Philadelphia, PA 19103-7042


COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996


This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus which includes details regarding the Fund's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.